Concentration and Risks - Summary of Concentration and Risks (Parenthetical) (Detail) - Instructor B [Member] - Learning services [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concentration risk percentage	14.00%
Not more than [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%